Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital Commitments [Abstract]
Schedule of Capital Commitments
	As of December 31,
	2022	2023
	USD’000	USD’000
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	27,182	26,630
Less: Amounts paid and recognized as cost of property, plant and equipment	(4,315)	(11,895)
Less: Amounts paid and recognized as prepayments on property, plant and equipment	(6,860)	—
Contracted for but not provided in the Consolidated Financial Statement	16,007	14,735